Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events

On January 6, 2016, the Company sold to Alpha Capital Anstalt, an accredited investor, a $250 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

On January 13, 2016, upon full conversion of the $75 Mordechai Vizel convertible promissory note dated September 15, 2015, plus accrued interest, the Company has issued in aggregate 812 shares of common stock to the note holder.

Effective January 15, 2016, the Company effectuated a sixty-to-one reverse stock split on its issued and outstanding common stock.

On January 19, 2016, the Company sold to Mordechai Vizel, a non-U.S. investor, a $112 convertible promissory note, which contained a 12% OID, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $288 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

On January 19, 2016, the Company sold to Intermodal Shipbrokers Co., a non-U.S. investor, an $84 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoice, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

On February 4, 2016, upon full conversion of the ALSA Holdings Inc. convertible promissory note, dated October 26, 2015, plus accrued interest, the Company has issued in aggregate 9,942 shares of common stock to the note holder.

On February 18, 2016, upon full conversion of the Vis Vires Group, Inc. convertible promissory note dated July 27, 2015, plus accrued interest, the Company has issued in aggregate 16,530 shares of common stock to the note holder.

On February 22, 2016, upon full conversion of the Black Mountain Equities Inc. convertible promissory note dated July 17, 2015, plus accrued interest, the Company has issued in aggregate 12,850 shares of common stock to the note holder.

On March 1, 2016, the Company sold to MTR3S Holding Ltd., a non-U.S. person, a $500 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lesser of (i) $39.90 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion, provided, however, that the total number of shares of Common Stock issuable upon conversion of the note shall not exceed 225,225. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

On March 1, 2016 the Company received default notices from Fiorello Norge AS and Figaro Norge AS, owners of the M/V Fiorello and M/V Figaro, respectively, for the non-execution of the put option and the charter hires due in November, December 2015 and January, February 2016 under bareboat charters dated May 20, 2015. The Company is in negotiations with the owners in order to find an amicable solution.

On March 2, 2016, the Company received notice from the Staff indicating that unless the Company timely requests a hearing before the Panel, its securities would be subject to delisting from The NASDAQ Capital Market based upon its non-compliance with the minimum bid price requirement, as set forth in NASDAQ Listing Rule 5550(a)(2), and concerns raised by the Staff, pursuant to the Staff’s discretionary authority under NASDAQ Listing Rule 5101, regarding the Company’s ability to remedy the bid price deficiency in light of dilution that may occur from financing transactions. The Company requested a hearing before the Panel, at which hearing it presented its plan to regain and sustain compliance with the bid price requirement and otherwise address the Staff’s concerns in connection therewith. The Company’s request for a hearing stayed any delisting action and the Company’s common stock continued to trade on The NASDAQ Capital Market pending the issuance of the Panel’s decision following the hearing.

On March 8, 2016, upon full conversion of the Gemini Master Fund Ltd convertible promissory note dated July 17, 2015, plus accrued interest, the Company has issued in aggregate 35,458 shares of common stock to the note holder.

On March 8, 2016, upon full conversion of the MTR3S Holding Ltd. promissory note dated December 8, 2015, plus accrued interest, the Company has issued in aggregate 132,118 shares of common stock to the note holder.

On March 14, 2016, the Company, pursuant to the unanimous written consent of the Board of Directors, issued 47,893 common shares to Free Bulkers S.A., one of our Managers, for settling $250, part of unpaid amount due in connection with services provided to the Company by Free Bulkers. The common shares issued were valued at the consolidated closing bid price of the common stock at the day of the issuance.

At the Special Meeting of the Company’s shareholders held on April 8, 2016, the shareholders approved three proposals, as follows:

1)	granted discretionary authority to the Company’s board of directors to first, (A) amend the Amended and Restated Articles of Incorporation of the Company to effect one or more consolidations of the issued and outstanding shares of common stock, pursuant to which the shares of common stock would be combined and reclassified into one share of common stock at a ratio within the range from 1-for-2 up to 1-for-200 (the “Reverse Stock Split”) and (B) determine whether to arrange for the disposition of fractional interests by shareholder entitled thereto, to pay in cash the fair value of fractions of a share of common stock as of the time when those entitled to receive such fractions are determined, or to entitle shareholder to receive from the Company’s transfer agent, in lieu of any fractional share, the number of shares of common stock rounded up to the next whole number, provided that, (X) that the Company shall not effect Reverse Stock Splits that, in the aggregate, exceeds 1-for-200, and (Y) any Reverse Stock Split is completed no later than the first anniversary of the date of the special meeting;

2)	ratified the potential issuance of more than 20% of the Company’s issued and outstanding common stock at a price that is less than the greater of book or market value in accordance with (i) a securities purchase agreement between the Company and MTR3S Holding Ltd., dated March 1, 2016; (ii) a debt settlement agreement and release between the Company and Intermodal Shipbrokers Co., dated January 19, 2016; (iii) a securities purchase agreement between the Company and Mordechai Vizel, dated January 19, 2016; (iv) a securities purchase agreement between the Company and Alpha Capital Anstalt, dated January 6, 2016; (v) a debt settlement agreement between the Company and Sichenzia Ross Friedman Ference LLP, dated October 7, 2015; and (vi) a securities purchase agreement between the Company and Service Trading Company, LLC, dated August 20, 2015; and

3)	approved the potential issuance of more than 20% of the Company’s issued and outstanding common stock at a price that is less than the greater of book or market value in accordance with the following potential future transactions: (i) one or multiple purchase agreements for the sale of common stock or securities convertible into common stock up to $2 million for working capital at a discount to the market price of up to 50%, to be entered into within 180 days of the Special Meeting, (ii) one or multiple debt settlement agreements for the sale of common stock or securities convertible into common stock of up to $6 million for the settlement of trade or bank debt at a discount to the market price of up to 50%, to be entered into within 180 days of the Special Meeting, and (iii) a purchase agreement for the sale of common stock or securities convertible into common stock up to $15 million for asset acquisitions at a discount to the market price of up to 65%, to be entered into within 180 days of the Special Meeting.

On April 11, 2016, upon full conversion of the $112 convertible promissory to Mordechai Vizel, dated January 19, 2016, plus accrued interest, the Company has issued in aggregate 62,880 shares of common stock to the note holder.

Effective April 14, 2016, the Company effectuated a two hundred-to-one reverse stock split on its issued and outstanding common stock.

On April 21, 2016, the Company was notified by NASDAQ that its pending appeal before the Panel had been denied, and that trading in the Company's common stock will be suspended on NASDAQ effective with the open of business on Monday April 25, 2016. The Company was approved for trading on the OTCQB® Venture Market, operated by OTC Markets Group Inc., and its common stock began trading on OTCQB effective April 25, 2016 under the trading symbol "FREEF."

On April 21, 2016, the Company sold to LG Capital Funding, LLC, an accredited investor, a $150 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).

On May 4, 2016, the Company sold to APG Capital Holdings, LLC, a $32 convertible promissory note, which contained a 12% OID and matures a year from issuance and accrues interest at the rate of 8% per annum. The investor subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is 65% of the lowest trading price of the Common Stock as reported by the Trading Market on which the Company’s shares are traded, for the twenty prior trading days. Upon written notice, during the first six months the Company may prepay the note to 150% of principal plus interest.

On May 6, 2016, upon full conversion of the $84 convertible promissory note in connection with a debt settlement agreement entered into with Intermodal Shipbrokers Co, plus accrued interest, the Company has issued in aggregate 69,406 shares of common stock to the note holder.

On May 9, 2016, the Company issued to Sichenzia Ross Friedman Ference LLP, a $137 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which note matures a year from issuance and accrues interest at the rate of 8% per annum. The holder, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $0.60 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the holder in cash, for 127.5% of any outstanding principal and interest remaining on the note.

On May 10, 2016, the Company sold to Mordechai Vizel., a non-U.S. person, a $112 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lesser of (i) $1.53 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.